Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Jan. 07, 2016	Apr. 30, 2015
C000084893
Account Value [Line Items]
Line Graph and Table Measure Name	Toews Hedged Oceana Fund
Account Value	$ 12,231	$ 11,203	$ 10,848	$ 10,565	$ 11,795	$ 9,940	$ 10,196	$ 10,370	$ 9,686	$ 9,630		$ 10,000
C000084895
Account Value [Line Items]
Line Graph and Table Measure Name	Toews Hedged U.S. Fund
Account Value	$ 15,580	16,051	14,340	14,362	15,134	11,920	10,946	9,475	9,091	8,516		10,000
C000084896
Account Value [Line Items]
Line Graph and Table Measure Name	Toews Hedged U.S. Opportunity Fund
Account Value	$ 10,620	11,649	10,504	11,646	13,877	9,649	9,388	8,750	8,675	8,647		10,000
C000103841
Account Value [Line Items]
Line Graph and Table Measure Name	Toews Tactical Defensive Alpha Fund
Account Value	$ 17,411	17,388	16,279	18,130	19,177	13,366	13,852	12,907	12,044	11,000	$ 10,000
C000084894
Account Value [Line Items]
Line Graph and Table Measure Name	Toews Tactical Income Fund
Account Value	$ 12,979	12,445	11,983	12,292	12,596	11,566	11,732	11,116	11,074	10,323		10,000
C000127804
Account Value [Line Items]
Line Graph and Table Measure Name	Toews Unconstrained Income Fund
Account Value	$ 11,795	11,325	11,068	11,144	11,456	10,882	10,915	10,447	10,773	10,172		10,000
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,993	15,096	13,814	12,741	13,871	9,917	11,185	11,557	10,092	9,068		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121		10,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,207	24,258	20,491	19,860	20,584	14,164	14,755	13,857	12,239	10,675	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 15,984	14,707	13,505	13,344	14,040	11,705	12,348	11,569	11,212	9,873		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272		10,000
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 48,884	43,221	32,552	31,304	33,521	21,595	18,473	15,510	12,969	9,959		10,000
Morningstar US Small Cap TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Account Value	$ 19,346	18,792	16,364	16,592	19,342	11,209	13,588	12,776	11,670	9,632		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,770	30,126	24,560	23,923	23,872	16,353	16,213	14,285	12,612	10,695	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	$ 10,786	$ 10,947	$ 10,994	$ 12,017	$ 12,049	$ 10,870	$ 10,324	$ 10,357	$ 10,272		$ 10,000